787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 30, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Series Trust (File No. 811-07238) Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of SunAmerica Series Trust (the “Registrant” or “SAST”), and pursuant to Rule 488 under the Securities Act of 1933, as amended, we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the applicable series of the Registrant set out in the following table under the heading “Acquiring Portfolios,” of all of the assets and liabilities of the applicable series of the Registrant and/or Anchor Series Trust (“AST”) set out in the following table under the heading “Target Portfolios,” in exchange for the shares of the corresponding Acquiring Portfolio.

Target Portfolios	Acquiring Portfolios
SA Columbia Technology Portfolio, a series of SAST	SA Wellington Capital Appreciation Portfolio, a newly created series of SAST
SA Wellington Capital Appreciation Portfolio, a series of AST	SA Wellington Capital Appreciation Portfolio, a newly created series of SAST
SA PGI Asset Allocation Portfolio, a series of AST	SA JPMorgan Diversified Balanced Portfolio, a series of SAST
SA Wellington Government and Quality Bond Portfolio, a series of AST	SA Wellington Government and Quality Bond Portfolio, a newly created series of SAST
SA Wellington Strategic Multi-Asset Portfolio, a series of AST	SA Wellington Strategic Multi-Asset Portfolio, a newly created series of SAST
SA WellsCap Aggressive Growth Portfolio, a series of SAST	SA JPMorgan Mid-Cap Growth Portfolio, a series of SAST

NEW YORK WASHINGTON HOUSTON PALO ALTO SAN FRANCISCO CHICAGO PARIS LONDON FRANKFURT BRUSSELS MILAN ROME

June 30, 2021

Pursuant to Rule 488, the Registration Statement designates an effective date of August 10, 2021. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz

Stacey P. Ruiz

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Jennifer M. Rogers, Esq., SunAmerica Asset Management, LLC

Louis O. Ducote, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., SunAmerica Asset Management, LLC